Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,710,000.00
Previously Paid Amount	0.00
Total Fee Amount	512.35
Total Offset Amount	0.00
Net Fee	512.35
Narrative - Max Aggregate Offering Price	$ 3,710,000.00
Final Prospectus	true